              HARTFORD SELECT LEADERS (SERIES II, IIR, III AND IV)
                             SEPARATE ACCOUNT THREE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 333-101928

   SUPPLEMENT DATED DECEMBER 7, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

              SUPPLEMENT DATED DECEMBER 7, 2005 TO YOUR PROSPECTUS


This supplement deletes the reference in your prospectus that MFS(R) Capital Opportunities Series Sub-Account is closed to new and subsequent Premium Payments and transfers of Contract Value.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5334